5. Long term financial assets (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Equity investments at fair value OCI - net change in fair value	€ (49)	€ 406	€ 24	€ 211
Preferred Shares
Disclosure of financial assets [line items]
Fair value of preferred shares	€ 3,800		€ 3,800